Goodwill and Intangible Assets, Net - Components of intangible assets and accumulated amortization (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Purchases of intangible assets				$ 2,202
Change in recorded Goodwill		$ 0		0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Finite-lived intangible assets, Gross Carrying Amount		21,890		21,890	$ 20,930
Finite-lived intangible assets, Accumulated Amortization		(8,197)		(7,266)	2,478
Finite-lived intangible assets, Net Carrying Amount		13,693		14,624	18,452
Indefinite-lived intangible assets, Carrying Amount		2,202		2,202	960
Total, Gross Carrying Amount		24,092		24,092	21,890
Total, Net Carrying Amount		15,895		16,826	19,412
Amortization expense related to finite-lived intangible assets		$ 931	$ 1,248	$ 4,788	2,191
In Process Research and Development [Member]
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Weight average amortization period				5 years
Finite-lived intangible assets, Gross Carrying Amount				$ 960
Finite-lived intangible assets, Net Carrying Amount				$ 960
Indefinite-lived intangible assets, Carrying Amount					$ 960
Developed Technology Rights [Member]
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		2 years 8 months 12 days		3 years
Weight average amortization period				3 years	3 years 7 months 6 days
Finite-lived intangible assets, Gross Carrying Amount		$ 13,200		$ 13,200	$ 13,200
Finite-lived intangible assets, Accumulated Amortization		(5,946)		(5,250)	1,673
Finite-lived intangible assets, Net Carrying Amount		$ 7,254		$ 7,950	$ 11,527
Customer Relationships [Member]
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		6 years 9 months 18 days		7 years
Weight average amortization period				7 years	7 years 10 months 24 days
Finite-lived intangible assets, Gross Carrying Amount		$ 7,410		$ 7,410	$ 7,410
Finite-lived intangible assets, Accumulated Amortization		(1,931)		(1,696)	759
Finite-lived intangible assets, Net Carrying Amount		$ 5,479		$ 5,714	$ 6,651
Trade Names [Member]
Finite Lived And Indefinite Lived Intangible Asset By Major Class [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		0 years		0 years
Weight average amortization period				0 years	10 months 24 days
Finite-lived intangible assets, Gross Carrying Amount		$ 320		$ 320	$ 320
Finite-lived intangible assets, Accumulated Amortization		(320)		(320)	46
Finite-lived intangible assets, Net Carrying Amount		$ 0		0	$ 274
Indefinite-lived intangible assets, Carrying Amount				$ 2,202